Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000077416 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077416 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077416 | B
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077416 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000077416 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077416 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077416 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.20%
C000077416 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.40%
C000077417 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077417 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077417 | B
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077417 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000077417 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077417 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077417 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.20%
C000077417 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.40%
C000077418 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077418 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077418 | B
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077418 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000077418 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077418 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.20%
C000077418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.40%
C000211121 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211121 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000211121 | B
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000211121 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000211121 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211121 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	6.90%
C000211121 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.20%
C000211121 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	81.40%
C000014095 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000014095 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014095 | B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014095 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014095 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000014095 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014095 | A
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014095 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014095 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000014095 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014095 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.60%
C000014095 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.40%
C000014095 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014095 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014095 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014095 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014095 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014095 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014097 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000014097 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014097 | B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014097 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014097 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000014097 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014097 | A
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014097 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014097 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000014097 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014097 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.60%
C000014097 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.40%
C000014097 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014097 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014097 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014097 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014097 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014097 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014098 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000014098 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014098 | B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014098 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000014098 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000014098 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014098 | A
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014098 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014098 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000014098 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.20%
C000014098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.60%
C000014098 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.40%
C000014098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014098 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014098 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000014098 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000014098 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000241867 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241867 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241867 | B
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241867 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241867 | BBB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000241867 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241867 | A
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241867 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241867 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000241867 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241867 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.60%
C000241867 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	44.40%
C000241867 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241867 | AssetMutual Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241867 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000241867 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	5.80%
C000241867 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.20%
C000241867 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014109 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014109 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014109 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014109 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014109 | A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000014109 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014109 | AAA
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000014109 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000014109 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.30%
C000014109 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.80%
C000014109 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000014109 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014109 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014109 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000014109 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.30%
C000014108 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014108 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000014108 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014108 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014108 | A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000014108 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014108 | AAA
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000014108 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000014108 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.30%
C000014108 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.80%
C000014108 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000014108 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014108 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014108 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000014108 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.30%
C000225189 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225189 | B
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225189 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225189 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000225189 | A
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000225189 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000225189 | AAA
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000225189 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000225189 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.30%
C000225189 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.80%
C000225189 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000225189 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.80%
C000225189 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225189 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.00%
C000225189 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.30%
C000235422 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235422 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000235422 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235422 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000235422 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235422 | AAA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000235422 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235422 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.10%
C000235422 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.50%
C000235422 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235423 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235423 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000235423 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235423 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000235423 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235423 | AAA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000235423 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235423 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.10%
C000235423 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.50%
C000235423 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235424 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235424 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000235424 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235424 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000235424 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235424 | AAA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000235424 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235424 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.10%
C000235424 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.50%
C000235424 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.10%
C000235421 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235421 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000235421 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000235421 | A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000235421 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000235421 | AAA
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000235421 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235421 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	49.10%
C000235421 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	47.50%
C000235421 | AssetGovernment National Mortgage Association Participation Agreements
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014103 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014103 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014103 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014103 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000014103 | A
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000014103 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000014103 | AAA
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000014103 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000014103 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014103 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014103 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014103 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000014103 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.80%
C000014103 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014103 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014103 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.60%
C000014103 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014104 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014104 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014104 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014104 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000014104 | A
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000014104 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000014104 | AAA
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000014104 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000014104 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014104 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014104 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014104 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000014104 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.80%
C000014104 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014104 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014104 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.60%
C000014104 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014105 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014105 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014105 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014105 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000014105 | A
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000014105 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000014105 | AAA
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000014105 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000014105 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014105 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014105 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014105 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000014105 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.80%
C000014105 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014105 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.20%
C000014105 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.60%
C000014105 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211120 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211120 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211120 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211120 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000211120 | A
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000211120 | AA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000211120 | AAA
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000211120 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000211120 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211120 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211120 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.80%
C000211120 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000211120 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	22.80%
C000211120 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000211120 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.20%
C000211120 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.60%
C000211120 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000036621 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000036621 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000036621 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000036621 | A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000036621 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000036621 | AAA
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000036621 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000036621 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.60%
C000036621 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.30%
C000036621 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.90%
C000036621 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000036621 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000139784 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139784 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139784 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000139784 | A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000139784 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000139784 | AAA
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000139784 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000139784 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000139784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.60%
C000139784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.30%
C000139784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.90%
C000139784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000139784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000139784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%
C000195935 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195935 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195935 | BBB
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000195935 | A
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000195935 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000195935 | AAA
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000195935 | Cash
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000195935 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.20%
C000195935 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.60%
C000195935 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.30%
C000195935 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.90%
C000195935 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000195935 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000195935 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	19.50%